Net Recognized Gains (Losses) on Equity Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Net realized gains on investments sold	$ 18	$ 75	$ 29
Net unrealized gains on investments still held	146	303	509
Total	(118)	260	461
Equity Securities
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Impairments of investments	(229)	(20)	(20)
Total	$ (65)	$ 358	$ 518